Summary of Significant Accounting Policies (Schedule of Depreciation Rates) (Details)	12 Months Ended
Dec. 31, 2012
Research and Development Equipment [Member]
Property, Plant and Equipment [Line Items]
Annual depreciation rate	25.00%
Manufacturing equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Annual depreciation rate	15.00%
Manufacturing equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Annual depreciation rate	20.00%
Office furniture and equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Annual depreciation rate	7.00%
Office furniture and equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Annual depreciation rate	33.00%
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Annual depreciation rate